Label	Element	Value
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Treasury Obligations Money Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock
The fund’s goal is to seek current income consistent with stability of capital and liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.
Based on the fund manager’s view of market conditions for U.S. Treasury securities, the fund may invest up to 20% of its net assets in: (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, and repurchase agreements backed by such obligations; and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. By investing primarily in full faith and credit U.S. government investments and repurchase agreements backed by such investments, the fund seeks to provide safety as to its assets. The portfolio manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 1.28% Q4 2023 Worst Quarter: 0.00% Q1 2016
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	none
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	oef_MoneyMarketSevenDayYieldPhone	1-877-824-5615
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Stable Net Asset Value Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, Fannie Mae and Freddie Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Redemption Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.34%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	431
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.20%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.19%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	107
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 243
Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	0.06%
Annual Return [Percent]	oef_AnnlRtrPct	0.58%
Annual Return [Percent]	oef_AnnlRtrPct	1.50%
Annual Return [Percent]	oef_AnnlRtrPct	1.90%
Annual Return [Percent]	oef_AnnlRtrPct	0.27%
Annual Return [Percent]	oef_AnnlRtrPct	0.01%
Annual Return [Percent]	oef_AnnlRtrPct	1.40%
Annual Return [Percent]	oef_AnnlRtrPct	4.85%
Annual Return [Percent]	oef_AnnlRtrPct	4.96%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Investor Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.54%
Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Ultra Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.70%
Performance Inception Date	oef_PerfInceptionDate	Sep. 24, 2020

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.